Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
September 30, 2025 (Unaudited)

MUNICIPAL BONDS - 96.8%		Par	Value
Alabama - 1.9%
Alabama Housing Finance Authority, 5.75%, 04/01/2055 (Callable 04/01/2033)		$1,995,000	$2,175,452
Alabama Public School and College Authority, 4.00%, 09/01/2043 (Callable 09/01/2034)		1,915,000	1,820,555
Black Belt Energy Gas District
5.00%, 05/01/2053 (a)		4,000,000	4,202,260
5.00%, 05/01/2055 (Callable 04/01/2031) (a)		4,500,000	4,884,021
5.00%, 12/01/2055 (Callable 05/01/2035) (a)		500,000	547,601
Morgan County Board of Education/AL, 5.00%, 03/01/2038 (Callable 03/01/2032)		1,000,000	1,074,601
Southeast Energy Authority A Cooperative District
5.00%, 09/01/2033		1,300,000	1,418,383
5.00%, 09/01/2034		1,950,000	2,134,141
Town of Pike Road AL, 5.00%, 09/01/2044 (Callable 09/01/2034)		800,000	839,014
University of Alabama, 3.00%, 07/01/2038 (Callable 07/01/2029)		2,000,000	1,763,676
			20,859,704

Alaska - 0.2%
Alaska Housing Finance Corp.
3.25%, 12/01/2044 (Callable 06/01/2029)		110,000	109,219
4.00%, 12/01/2048 (Callable 06/01/2027)		340,000	342,467
City of Valdez AK, 5.00%, 06/30/2029 (Callable 10/22/2025)		1,225,000	1,247,501
			1,699,187

Arizona - 0.4%
Arizona Industrial Development Authority, 1.78%, 09/01/2030 (a)(b)(c)		1,333,883	1,301,522
City of Tempe AZ
5.00%, 07/01/2033 (Callable 07/01/2028)		40,000	42,770
5.00%, 07/01/2034 (Callable 07/01/2028)		490,000	519,801
5.00%, 07/01/2035 (Callable 07/01/2027)		185,000	193,178
5.00%, 07/01/2037 (Callable 07/01/2028)		215,000	229,889
5.00%, 07/01/2038 (Callable 07/01/2028)		350,000	374,238
Maricopa County Industrial Development Authority, 4.00%, 01/01/2045 (Callable 07/01/2030)		2,000,000	1,831,279
			4,492,677

Arkansas - 0.1%
City of Pine Bluff AR, 3.00%, 02/01/2047 (Callable 08/01/2027)		815,000	795,922
University of Arkansas, 5.00%, 10/01/2031 (Callable 10/01/2026)		250,000	254,001
			1,049,923

California - 6.1%
Anaheim Public Financing Authority, 0.00%, 09/01/2036 (d)		19,985,000	14,061,714
Brea Redevelopment Agency
5.00%, 08/01/2033 (Callable 08/01/2027)		1,500,000	1,556,929
5.00%, 08/01/2034 (Callable 08/01/2027)		1,750,000	1,812,838
California Community Choice Financing Authority, 5.00%, 01/01/2056 (Callable 05/01/2033) (a)		2,000,000	2,231,262
California Housing Finance Agency, 3.75%, 03/25/2035		4,720,986	4,751,912
California State University, 3.13%, 11/01/2051 (Callable 05/01/2026) (a)		2,250,000	2,252,012
Central Basin Municipal Water District, 5.00%, 08/01/2044 (Callable 08/01/2028)		70,000	75,149
City of Richmond CA Wastewater Revenue, 0.00%, 08/01/2028 (d)		180,000	167,470
El Monte City School District/CA, 0.00%, 08/01/2029 (d)		1,640,000	1,464,174
Escalon Unified School District, 0.00%, 08/01/2040 (Callable 08/01/2033) (d)		1,055,000	965,297
Federal Home Loan Mortgage Corp., 4.00%, 12/25/2036 (a)		2,432,286	2,438,705
Fontana Unified School District, 0.00%, 02/01/2033 (d)		605,000	487,804
Foothill-Eastern Transportation Corridor Agency
0.00%, 01/01/2026 (d)		4,695,000	4,665,299
0.00%, 01/01/2028 (d)		3,260,000	3,094,442
0.00%, 01/01/2030 (d)		125,000	113,052
Freddie Mac Multifamily ML Certificates, 2.88%, 07/25/2036		7,072,650	6,575,614
Gateway Unified School District/CA, 0.00%, 03/01/2037 (d)		100,000	67,126
Golden State Tobacco Securitization Corp.
0.00%, 06/01/2026 (d)		240,000	236,001
0.00%, 06/01/2028 (d)		630,000	590,981
5.00%, 06/01/2028 (Callable 06/01/2027)		425,000	445,203
Kingsburg Joint Union High School District, 5.00%, 08/01/2044 (Callable 08/01/2026)		150,000	153,282
Long Beach Community College District
0.00%, 06/01/2032 (d)		1,540,000	1,264,913
0.00%, 06/01/2033 (d)		1,560,000	1,227,541
Los Alamitos Unified School District
0.00%, 08/01/2041 (Callable 08/01/2031) (d)		150,000	158,504
0.00%, 08/01/2043 (Callable 08/01/2031) (d)		380,000	398,292
Los Angeles Department of Water & Power, 5.25%, 07/01/2044 (Callable 01/01/2035)		1,350,000	1,450,216
Menlo Park City School District, 0.00%, 07/01/2044 (Callable 07/01/2032) (d)		525,000	540,869
Moreno Valley Unified School District/CA, 0.00%, 07/01/2029 (d)		75,000	68,327
Morongo Unified School District, 5.50%, 08/01/2041 (Callable 08/01/2030)		300,000	318,570
Orange County Water District, 5.00%, 08/15/2034		285,000	318,070
Pacheco Union Elementary School District
0.00%, 02/01/2028 (d)		65,000	61,113
0.00%, 02/01/2037 (d)		300,000	204,568
Pajaro Valley Unified School District, 0.00%, 08/01/2027 (d)		25,000	23,876
Palmdale Elementary School District, 0.00%, 08/01/2031 (d)		30,000	25,550
Rio Hondo Community College District, 6.85%, 08/01/2042 (Callable 08/01/2034)		7,160,000	8,802,866
Riverside County Redevelopment Successor Agency, 8.25%, 10/01/2031 (Callable 10/01/2026)		650,000	686,307
Roseville Joint Union High School District, 0.00%, 08/01/2034 (Callable 08/01/2026) (d)		85,000	61,779
San Diego Unified School District/CA, 0.00%, 07/01/2030 (d)		100,000	88,166
San Joaquin Hills Transportation Corridor Agency, 0.00%, 01/01/2028 (d)		1,110,000	1,055,271
St Helena Unified School District, 0.00%, 08/01/2037 (Callable 11/01/2025) (d)		25,000	14,192
Woodlake Union High School District, 0.00%, 08/01/2033 (d)		880,000	633,495
			65,608,751

Colorado - 1.5%
Adams & Weld Counties School District No 27J Brighton/CO, 5.00%, 12/01/2036 (Callable 12/01/2027)		1,000,000	1,029,650
Adams County School District No 14, 5.50%, 12/01/2041 (Callable 12/01/2034)		350,000	392,631
Arapahoe County School District No 6 Littleton, 5.50%, 12/01/2043 (Callable 12/01/2028)		2,000,000	2,098,821
Boulder Valley School District No Re-2 Boulder, 5.00%, 12/01/2038 (Callable 11/01/2025)		1,225,000	1,225,788
Brush School District No. RE-2J, 5.00%, 12/01/2032 (Callable 12/01/2027)		395,000	410,651
City & County of Denver CO, 5.00%, 06/01/2038 (Callable 06/01/2026)		310,000	312,344
City of Boulder CO Storm Water & Flood Management Revenue, 3.00%, 12/01/2030 (Callable 12/01/2025)		925,000	924,956
City of Fort Lupton CO, 4.00%, 12/01/2042 (Callable 12/01/2027)		850,000	833,064
Colorado Health Facilities Authority
5.00%, 05/15/2027 (Callable 05/15/2026)		210,000	212,867
5.00%, 06/01/2028 (Callable 06/01/2027)		100,000	103,867
Colorado Housing and Finance Authority, 3.88%, 05/01/2050 (Callable 11/01/2028)		195,000	195,991
El Paso County School District No 20 Academy
5.25%, 12/15/2040 (Callable 12/15/2034)		200,000	222,934
5.25%, 12/15/2041 (Callable 12/15/2034)		350,000	386,325
5.25%, 12/15/2042 (Callable 12/15/2034)		400,000	437,432
5.25%, 12/15/2043 (Callable 12/15/2034)		450,000	488,942
5.25%, 12/15/2044 (Callable 12/15/2034)		400,000	432,266
5.25%, 12/15/2045 (Callable 12/15/2034)		200,000	214,790
Mesa County Valley School District No. 51, 5.50%, 12/01/2037 (Callable 12/01/2027)		1,000,000	1,037,018
State of Colorado, 5.25%, 03/15/2042 (Callable 03/15/2027)		1,000,000	1,011,460
University of Colorado, 5.00%, 06/01/2044 (Callable 06/01/2029)		545,000	559,090
Weld County School District No RE-9 Ault-Highland
5.25%, 12/01/2041 (Callable 12/01/2034)		500,000	549,730
5.25%, 12/01/2042 (Callable 12/01/2034)		500,000	544,667
5.25%, 12/01/2043 (Callable 12/01/2034)		600,000	649,410
5.25%, 12/01/2044 (Callable 12/01/2034)		500,000	538,262
5.25%, 12/01/2045 (Callable 12/01/2034)		450,000	482,846
Wiggins School District No RE-50J Adams Morgan & Weld Counties, 4.00%, 12/01/2039 (Callable 12/01/2031)		500,000	503,558
			15,799,360

Connecticut - 1.1%
Connecticut Housing Finance Authority
2.88%, 11/15/2030 (Callable 11/01/2025)		1,325,000	1,309,232
4.00%, 11/15/2045 (Callable 05/15/2028)		2,055,000	2,067,414
4.00%, 11/15/2047 (Callable 11/15/2026)		265,000	265,526
Connecticut State Health & Educational Facilities Authority
5.25%, 03/01/2032		100,000	110,483
2.80%, 07/01/2057 (a)		3,165,000	3,162,672
State of Connecticut Clean Water Fund - State Revolving Fund, 5.00%, 05/01/2036 (Callable 05/01/2027)		1,500,000	1,544,171
State of Connecticut Special Tax Revenue, 5.00%, 10/01/2036 (Callable 10/01/2028)		3,000,000	3,145,931
			11,605,429

District of Columbia - 0.2%
District of Columbia Housing Finance Agency, 3.15%, 05/01/2046 (a)		2,500,000	2,497,373

Florida - 3.4%
Broward County Housing Finance Authority, 3.50%, 04/01/2041 (Callable 11/01/2025) (a)		1,000,000	1,000,011
City of Fort Lauderdale FL Water & Sewer Revenue, 5.50%, 09/01/2048 (Callable 09/01/2033)		3,500,000	3,784,730
City of Fort Myers FL, 4.00%, 12/01/2037 (Callable 12/01/2025)		480,000	480,208
City of Melbourne FL Water & Sewer Revenue, 0.00%, 10/01/2026 (d)		40,000	38,943
City of Ocoee FL, 4.00%, 10/01/2040 (Callable 10/01/2030)		300,000	300,889
City of Orlando FL Tourist Development Tax Revenue, 5.00%, 11/01/2034 (Callable 11/01/2027)		1,000,000	1,035,313
County of Miami-Dade FL
0.00%, 10/01/2026 (d)		150,000	146,035
0.00%, 10/01/2027 (d)		370,000	351,102
5.25%, 10/01/2030		4,830,000	5,333,886
Florida Housing Finance Corp.
5.00%, 12/01/2026 (a)		2,500,000	2,507,545
1.94%, 08/01/2036		4,911,665	3,977,858
4.20%, 01/01/2045 (Callable 01/01/2028)		2,195,000	2,152,383
3.50%, 07/01/2051 (Callable 07/01/2029)		525,000	524,619
5.25%, 07/01/2054 (Callable 07/01/2032)		310,000	324,973
Leon County - City of Tallahassee Blueprint Intergovernmental Agency, 4.00%, 10/01/2038 (Callable 10/01/2031)		4,805,000	4,852,374
Osceola County Expressway Authority
5.40%, 10/01/2028		170,000	183,993
5.75%, 10/01/2031		60,000	69,967
6.25%, 10/01/2042 (Callable 10/01/2031)		7,540,000	8,972,243
State of Florida, 3.00%, 07/01/2037 (Callable 07/01/2026)		510,000	474,575
			36,511,647

Georgia - 2.6%
City of Decatur GA, 3.00%, 08/01/2038 (Callable 11/01/2025)		500,000	450,712
DeKalb County Housing Authority, 3.23%, 04/01/2026		530,000	530,327
DeKalb Newton & Gwinnett Counties Joint Development Authority, 5.00%, 06/01/2028		525,000	554,715
Forsyth County Hospital Authority, 6.38%, 10/01/2028		4,365,000	4,622,354
Georgia Housing & Finance Authority
3.50%, 12/01/2046 (Callable 12/01/2025)		35,000	34,984
2.50%, 06/01/2050 (Callable 06/10/2030)		1,500,000	1,039,033
Gwinnett County School District, 5.00%, 02/01/2040 (Callable 02/01/2029)		3,000,000	3,124,566
Homerville Housing Authority, 3.45%, 01/01/2028 (a)		1,000,000	1,007,005
Main Street Natural Gas, Inc.
4.00%, 07/01/2052 (Callable 06/01/2027) (a)		1,615,000	1,648,957
5.00%, 07/01/2053 (Callable 12/01/2029) (a)		8,000,000	8,607,359
5.00%, 04/01/2054 (Callable 01/02/2031) (a)		5,000,000	5,412,050
State of Georgia, 4.00%, 02/01/2031 (Callable 11/01/2025)		375,000	375,125
			27,407,187

Hawaii - 0.1%
City & County of Honolulu HI, 5.00%, 09/01/2033 (Callable 09/01/2027)		1,240,000	1,282,475

Idaho - 0.3%
Idaho Housing & Finance Association, 6.00%, 07/01/2054 (Callable 01/01/2033)		2,650,000	2,931,396

Illinois - 2.7%
Cary Park District, 4.00%, 12/15/2032 (Callable 12/15/2026)		125,000	126,177
Chillicothe Park District, 5.50%, 12/01/2029		150,000	164,612
City of Chicago IL
0.00%, 01/01/2027 (d)		75,000	72,249
0.00%, 01/01/2028 (d)		350,000	327,755
Community Unit School District Number 427 DeKalb and Kane Counties Illinois, 0.00%, 01/01/2026 (d)		2,785,000	2,764,223
Cook County School District No 130 Blue Island, 5.00%, 12/01/2026 (Callable 12/01/2025)		1,150,000	1,154,129
Cook County School District No 159 Matteson-Richton Park
0.00%, 12/01/2025 (d)		705,000	701,534
0.00%, 12/01/2026 (d)		460,000	445,162
0.00%, 12/01/2028 (d)		535,000	489,981
County of Cook IL, 5.00%, 11/15/2033 (Callable 11/15/2027)		3,000,000	3,123,242
Fayette & Montgomery Counties Community Unit School District No 203 Vandalia, 5.00%, 12/01/2036 (Callable 12/01/2034)		305,000	334,383
Hoffman Estates Park District, 5.00%, 12/01/2040 (Callable 12/01/2030)		1,415,000	1,472,522
Illinois Development Finance Authority, 2.45%, 11/15/2039 (a)		2,230,000	2,225,502
Illinois Finance Authority
5.25%, 08/15/2031 (Callable 08/15/2026)		1,830,000	1,872,940
4.00%, 02/15/2041 (Callable 02/15/2027)		495,000	505,319
Illinois Housing Development Authority
3.15%, 02/01/2029 (Callable 02/01/2028) (a)		2,000,000	2,006,601
3.10%, 02/01/2035 (Callable 02/01/2026)		875,000	828,734
3.50%, 08/01/2046 (Callable 02/01/2026)		320,000	319,585
4.00%, 08/01/2048 (Callable 08/01/2027)		210,000	211,457
Kane McHenry Cook & De Kalb Counties Unit School District No 300/IL, 5.00%, 01/01/2032 (Callable 01/01/2027)		2,085,000	2,149,598
Knox & Warren Counties Community Unit School District No 205 Galesburg, 4.00%, 12/01/2034 (Callable 12/01/2027)		425,000	428,591
Mason Logan & Tazewell Counties Community Unit School Dist No 189 Illini Central, 5.00%, 12/01/2040 (Callable 12/01/2028)		600,000	623,268
Metropolitan Water Reclamation District of Greater Chicago, 5.00%, 12/01/2034 (Callable 12/01/2026)		295,000	299,353
Rock Island & Mercer Counties Community Unit School District No 300, 5.00%, 12/01/2040 (Callable 12/01/2034)		925,000	1,002,818
State of Illinois Sales Tax Revenue, 4.00%, 06/15/2038 (Callable 06/15/2028)		1,850,000	1,844,541
Village of Downers Grove IL, 4.00%, 01/01/2038 (Callable 01/01/2026)		375,000	375,003
Village of Manhattan IL, 4.00%, 01/01/2030 (Callable 01/01/2027)		250,000	253,131
Village of Romeoville IL, 4.00%, 12/30/2030 (Callable 12/30/2028)		1,320,000	1,366,626
Village of Schaumburg IL, 4.00%, 12/01/2028		470,000	490,979
Waukegan Park District, 3.13%, 12/15/2028 (Callable 11/01/2025)		390,000	388,704
Will County School District No 122, 0.00%, 10/01/2027 (d)		470,000	445,994
			28,814,713

Indiana - 2.8%
Bluffton-Harrison Middle School Building Corp.
5.00%, 07/15/2035 (Callable 07/15/2033)		465,000	515,304
5.00%, 07/15/2037 (Callable 07/15/2033)		540,000	587,080
5.00%, 07/15/2039 (Callable 07/15/2033)		350,000	375,085
Brownsburg 1999 School Building Corp., 5.50%, 01/15/2043 (Callable 07/15/2031)		1,460,000	1,555,347
City of Evansville IN, 5.00%, 02/01/2029 (Callable 02/01/2026)		735,000	739,456
City of West Lafayette IN Sewer Revenue
5.00%, 07/01/2041 (Callable 07/01/2034)		800,000	846,189
5.00%, 07/01/2043 (Callable 07/01/2034)		440,000	459,053
Clark-Pleasant Community School Building Corp., 5.00%, 07/15/2042 (Callable 07/15/2034)		1,600,000	1,689,580
Columbus Multi School Building Corp.
5.00%, 07/15/2039 (Callable 07/15/2034)		310,000	336,953
5.00%, 07/15/2040 (Callable 07/15/2034)		425,000	457,489
5.00%, 07/15/2041 (Callable 07/15/2034)		400,000	426,511
Fishers Redevelopment Authority
4.00%, 07/15/2042 (Callable 01/15/2034)		1,000,000	933,003
4.00%, 01/15/2044 (Callable 01/15/2034)		1,000,000	915,167
Fishers Town Hall Building Corp., 5.50%, 07/15/2040 (Callable 07/15/2032)		1,000,000	1,106,051
Hammond Multi-School Building Corp., 5.00%, 07/15/2033 (Callable 01/15/2028)		820,000	854,911
Indiana Housing & Community Development Authority, 5.75%, 07/01/2053 (Callable 07/01/2032)		720,000	764,441
Indianapolis Local Public Improvement Bond Bank, 6.00%, 02/01/2048 (Callable 02/01/2033)		2,000,000	2,222,895
Lake Ridge Multi-School Building Corp., 5.50%, 01/15/2042 (Callable 07/15/2032)		2,000,000	2,153,210
MSD of Wabash County Multi-School Building Corp., 5.00%, 01/15/2044 (Callable 07/15/2034)		1,275,000	1,339,548
Nineveh-Hensley-Jackson Intermediate School Building Corp., 5.00%, 07/15/2038 (Callable 07/15/2032)		800,000	853,204
Northwestern School Building Corp., 6.00%, 07/15/2040 (Callable 07/15/2031)		700,000	775,442
Perry Central Multi-School Building Corp., 5.00%, 07/15/2038 (Callable 07/15/2033)		375,000	403,619
Richmond Multi-School Building Corp.
5.00%, 07/15/2036 (Callable 07/15/2032)		300,000	329,593
5.00%, 07/15/2037 (Callable 07/15/2032)		225,000	245,589
5.00%, 07/15/2038 (Callable 07/15/2032)		235,000	254,613
5.00%, 01/15/2040 (Callable 07/15/2032)		195,000	207,666
Speedway Multi-School Building Corp., 5.00%, 01/15/2044 (Callable 07/15/2034)		755,000	784,813
Sunman-Dearborn High School Building Corp.
5.00%, 07/15/2043 (Callable 07/15/2033)		3,550,000	3,710,978
5.00%, 01/15/2044 (Callable 07/15/2033)		550,000	572,217
Wawasee High School Building Corp., 5.00%, 07/15/2041 (Callable 07/15/2034)		2,485,000	2,651,592
Westfield-Washington Multi-School Building Corp., 5.25%, 01/15/2044 (Callable 07/15/2034)		1,100,000	1,168,188
			30,234,787

Iowa - 1.1%
Clinton Community School District/IA Infrastructure Sales Services & Use Tax, 4.38%, 07/01/2036 (Callable 07/01/2028)		2,100,000	2,144,730
County of Dallas IA Local Option Sales & Services Tax Revenue
5.00%, 06/01/2042 (Callable 06/01/2032)		1,680,000	1,768,122
5.00%, 06/01/2043 (Callable 06/01/2032)		1,765,000	1,846,002
4.00%, 06/01/2044 (Callable 06/01/2032)		600,000	551,802
4.00%, 06/01/2045 (Callable 06/01/2032)		500,000	458,870
Iowa Finance Authority
5.00%, 08/01/2037 (Callable 08/01/2030)		1,020,000	1,089,189
4.00%, 07/01/2047 (Callable 07/01/2028)		770,000	779,578
5.00%, 12/01/2050 (Callable 12/01/2032) (a)		730,000	839,995
5.50%, 07/01/2053 (Callable 01/01/2033)		2,565,000	2,727,933
			12,206,221

Kansas - 0.7%
City of Abilene KS, 3.38%, 03/01/2029 (Callable 03/01/2027)		3,000,000	3,015,295
City of Goddard KS
5.00%, 12/01/2025 (Callable 11/01/2025)		530,000	530,801
3.20%, 12/01/2027 (Callable 06/01/2027)		1,895,000	1,897,506
Crawford County Unified School District No 250 Pittsburg, 5.00%, 09/01/2035 (Callable 09/01/2027)		60,000	63,000
Kansas Development Finance Authority, 5.00%, 11/15/2054 (Callable 11/15/2028) (a)		1,615,000	1,721,262
			7,227,864

Kentucky - 0.6%
City of Versailles KY, 3.00%, 08/15/2026 (Callable 11/01/2025)		2,000,000	1,997,766
Kentucky Bond Development Corp., 3.00%, 05/01/2034 (Callable 05/01/2026)		695,000	673,466
Kentucky Housing Corp.
3.50%, 07/01/2028 (Callable 01/01/2027) (a)		2,000,000	2,016,306
5.00%, 09/01/2043 (Callable 03/01/2026) (a)		1,615,000	1,628,291
			6,315,829

Louisiana - 3.8%
Louisiana Housing Corp., 4.00%, 01/01/2043 (Callable 07/01/2026) (a)		3,650,000	3,677,847
Louisiana Public Facilities Authority
5.50%, 05/15/2027 (Callable 05/15/2026)		14,065,000	14,313,203
5.50%, 05/15/2032 (Callable 05/15/2026)		22,190,000	22,581,585
4.00%, 04/01/2050 (Callable 04/01/2030)		260,000	274,196
			40,846,831

Maine - 0.0%(e)
Maine State Housing Authority, 3.50%, 11/15/2047 (Callable 11/15/2026)		10,000	9,989

Maryland - 0.4%
City of Baltimore MD, 5.00%, 07/01/2028		120,000	124,243
County of Anne Arundel MD, 5.00%, 10/01/2037 (Callable 10/01/2027)		2,785,000	2,869,192
County of Cecil MD, 2.75%, 08/01/2039 (Callable 08/01/2029)		230,000	229,493
Maryland Health & Higher Educational Facilities Authority, 5.00%, 07/01/2027		750,000	767,508
			3,990,436

Massachusetts - 1.0%
Commonwealth of Massachusetts, 5.25%, 09/01/2043 (Callable 09/01/2028)		2,000,000	2,064,967
Massachusetts Bay Transportation Authority Sales Tax Revenue, 0.00%, 07/01/2030 (Callable 07/01/2026) (d)		1,400,000	1,214,254
Massachusetts Housing Finance Agency
4.00%, 12/01/2044 (Callable 10/06/2025)		85,000	85,013
4.00%, 12/01/2048 (Callable 06/01/2027)		560,000	562,196
4.00%, 06/01/2049 (Callable 12/01/2028)		280,000	281,942
3.00%, 12/01/2050 (Callable 12/01/2029)		130,000	128,721
Massachusetts State College Building Authority
0.00%, 05/01/2027 (d)		695,000	664,762
0.00%, 05/01/2028 (d)		5,790,000	5,389,836
			10,391,691

Michigan - 1.9%
Carman-Ainsworth Community Schools
5.00%, 05/01/2040 (Callable 05/01/2035)		200,000	219,041
5.00%, 05/01/2041 (Callable 05/01/2035)		345,000	373,725
5.00%, 05/01/2042 (Callable 05/01/2035)		500,000	536,425
5.00%, 05/01/2043 (Callable 05/01/2035)		370,000	394,300
5.00%, 05/01/2044 (Callable 05/01/2035)		440,000	466,264
City of Ferndale MI, 3.00%, 04/01/2032 (Callable 04/01/2029)		450,000	447,352
Michigan Finance Authority, 5.00%, 11/01/2044 (Callable 11/01/2025)		1,000,000	1,000,297
Michigan State Housing Development Authority
2.70%, 12/01/2034 (Callable 12/01/2028)		4,700,000	4,249,526
3.25%, 10/01/2037 (Callable 11/01/2025)		755,000	701,115
4.00%, 06/01/2046 (Callable 12/01/2025)		70,000	70,025
4.25%, 12/01/2049 (Callable 06/01/2028)		1,385,000	1,400,066
5.00%, 06/01/2053 (Callable 12/01/2031)		710,000	741,613
5.50%, 06/01/2053 (Callable 12/01/2031)		1,585,000	1,677,785
Warren Consolidated Schools
5.00%, 05/01/2033 (Callable 05/01/2026)		7,255,000	7,318,405
5.00%, 05/01/2035 (Callable 05/01/2026)		950,000	956,712
			20,552,651

Minnesota - 1.2%
City of Coon Rapids MN, 5.60%, 12/01/2039		2,480,178	2,728,971
City of Kiester MN, 4.00%, 12/01/2026 (Callable 06/01/2026)		1,190,000	1,197,835
County of Hennepin MN, 5.00%, 12/01/2035 (Callable 12/01/2026)		1,835,000	1,876,696
County of Washington MN, 2.13%, 02/01/2033 (Callable 02/01/2028)		1,495,000	1,367,685
Duluth Independent School District No 709
2.60%, 03/01/2028		1,415,000	1,412,089
4.20%, 03/01/2034 (Callable 03/01/2027)		665,000	678,891
Housing & Redevelopment Authority of The City of St Paul Minnesota
4.50%, 07/01/2028 (Callable 07/01/2026)		265,000	268,354
5.00%, 07/01/2036 (Callable 07/01/2026)		1,315,000	1,336,485
Minnesota Housing Finance Agency
4.00%, 07/01/2047 (Callable 01/01/2027)		55,000	55,145
4.25%, 07/01/2049 (Callable 07/01/2028)		485,000	491,703
6.25%, 07/01/2054 (Callable 01/01/2033)		1,840,000	2,000,568
			13,414,422

Mississippi - 0.7%
County of Warren MS, 6.00%, 09/01/2036 (Callable 09/01/2033)		625,000	734,004
Mississippi Development Bank, 5.25%, 03/01/2035 (Callable 03/01/2028)		495,000	505,808
Mississippi Home Corp.
4.40%, 12/01/2043 (Callable 12/01/2031)		1,250,000	1,252,879
4.65%, 12/01/2044 (Callable 06/01/2033)		2,345,000	2,379,880
West Rankin Utility Authority, 5.00%, 01/01/2043 (Callable 01/01/2028)		2,500,000	2,645,436
			7,518,007

Missouri - 2.5%
Arcadia Valley R-II School District
5.00%, 03/01/2033 (Callable 03/01/2030)		110,000	118,821
5.00%, 03/01/2034 (Callable 03/01/2030)		295,000	316,451
5.00%, 03/01/2036 (Callable 03/01/2030)		325,000	344,846
5.00%, 03/01/2038 (Callable 03/01/2030)		360,000	378,697
5.00%, 03/01/2039 (Callable 03/01/2030)		380,000	399,336
5.00%, 03/01/2040 (Callable 03/01/2030)		395,000	414,196
5.00%, 03/01/2041 (Callable 03/01/2030)		415,000	433,915
Cameron School District No R-I/MO, 4.00%, 03/01/2037 (Callable 03/01/2030)		715,000	718,654
Carl Junction R-I School District/MO, 5.00%, 03/01/2035 (Callable 03/01/2029)		565,000	603,128
Cass County Reorganized School District No R-1 Midway
5.00%, 03/01/2042 (Callable 03/01/2029)		550,000	575,988
5.00%, 03/01/2044 (Callable 03/01/2029)		700,000	728,953
De Soto School District No 73, 5.00%, 03/01/2035 (Callable 03/01/2030)		250,000	270,084
Jackson County Consolidated School District No 4, 5.75%, 03/01/2044 (Callable 03/01/2035)		750,000	835,588
Jackson County School District No. R-IV, 5.50%, 03/01/2037 (Callable 03/01/2029)		1,040,000	1,114,946
Jefferson County School District No R-VI Festus
5.25%, 04/01/2039 (Callable 04/01/2033)		200,000	217,161
5.25%, 04/01/2040 (Callable 04/01/2033)		175,000	188,727
5.25%, 04/01/2041 (Callable 04/01/2033)		205,000	218,705
Mexico School District No 59
5.00%, 03/01/2042 (Callable 03/01/2029)		2,250,000	2,355,578
5.00%, 03/01/2043 (Callable 03/01/2029)		1,000,000	1,044,629
Missouri Housing Development Commission, 5.50%, 05/01/2055 (Callable 05/01/2033)		1,965,000	2,119,390
North Callaway County School District No R-1
5.00%, 03/01/2035 (Callable 03/01/2029)		850,000	907,361
5.00%, 03/01/2036 (Callable 03/01/2029)		1,030,000	1,097,090
5.00%, 03/01/2037 (Callable 03/01/2029)		1,100,000	1,169,440
Orchard Farm R-V School District/MO, 3.00%, 04/01/2035 (Callable 04/01/2029)		425,000	430,402
Pattonville R-3 School District, 5.25%, 03/01/2041 (Callable 03/01/2031)		1,000,000	1,072,644
Pleasant Hill R-III School District
5.00%, 03/01/2042 (Callable 03/01/2030)		2,120,000	2,173,232
5.00%, 03/01/2043 (Callable 03/01/2030)		2,460,000	2,516,809
Taney County Reorganized School District No R-V Hollister, 5.50%, 03/01/2040 (Callable 03/01/2034)		385,000	427,123
Troy Reorganized School District No 3 Lincoln County, 5.00%, 03/01/2042 (Callable 03/01/2032)		1,000,000	1,054,879
Union R-XI School District, 5.00%, 03/01/2041 (Callable 03/01/2032)		1,000,000	1,058,361
Warrensburg School District No R-VI
5.75%, 03/01/2041 (Callable 03/01/2035)		525,000	595,703
5.75%, 03/01/2042 (Callable 03/01/2035)		600,000	673,991
			26,574,828

Montana - 0.3%
City of Belgrade MT, 5.25%, 07/01/2043 (Callable 07/01/2032)		2,000,000	2,132,009
Montana Board of Housing
3.00%, 12/01/2045 (Callable 06/01/2029)		525,000	416,842
3.05%, 06/01/2050 (Callable 06/01/2029)		260,000	198,953
			2,747,804

Nebraska - 1.1%
Central Plains Energy Project, 5.00%, 05/01/2054 (Callable 08/01/2029) (a)		5,000,000	5,356,964
City of Omaha NE, 6.50%, 12/01/2030		1,930,000	2,156,647
Nebraska Educational Health Cultural & Social Services Finance Authority
4.00%, 01/01/2033 (Callable 01/01/2026)		435,000	437,994
4.00%, 01/01/2034 (Callable 01/01/2026)		2,000,000	2,001,235
4.00%, 01/01/2035 (Callable 01/01/2026)		1,000,000	993,871
Nebraska Investment Finance Authority, 3.50%, 09/01/2050 (Callable 03/01/2029)		910,000	909,459
University of Nebraska
3.00%, 05/15/2035 (Callable 05/15/2026)		20,000	20,049
3.00%, 07/01/2039 (Callable 07/01/2026)		15,000	15,049
			11,891,268

New Hampshire - 0.2%
New Hampshire Health and Education Facilities Authority Act, 3.30%, 06/01/2040 (Callable 05/01/2027) (a)		2,000,000	2,011,666

New Jersey - 0.2%
Flemington Raritan Regional Board of Education
2.25%, 09/01/2031 (Callable 09/01/2026)		1,000,000	927,473
2.38%, 09/01/2033 (Callable 09/01/2026)		650,000	583,617
New Jersey Health Care Facilities Financing Authority, 3.75%, 07/01/2027		90,000	90,961
New Jersey Housing & Mortgage Finance Agency
4.50%, 10/01/2048 (Callable 10/01/2027)		665,000	675,575
2.45%, 10/01/2050 (Callable 04/01/2029)		525,000	354,819
			2,632,445

New Mexico - 0.5%
New Mexico Mortgage Finance Authority
3.50%, 07/01/2033 (Callable 01/01/2028)		685,000	687,189
3.55%, 09/01/2037 (Callable 03/01/2027)		685,000	671,803
3.95%, 09/01/2040 (Callable 11/01/2025)		800,000	784,730
5.25%, 03/01/2053 (Callable 03/01/2032)		3,350,000	3,515,821
			5,659,543

New York - 2.4%
Empire State Development Corp., 5.00%, 03/15/2041 (Callable 09/15/2029)		1,000,000	1,040,149
Monroe County Industrial Development Corp., 4.84%, 11/01/2040		3,049,955	3,144,519
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 05/01/2035 (Callable 05/01/2028)		1,000,000	1,045,890
5.00%, 11/01/2036 (Callable 11/01/2029)		1,635,000	1,739,704
New York State Dormitory Authority
0.00%, 07/01/2028 (d)		65,000	60,325
0.00%, 07/01/2029 (d)		1,475,000	1,331,887
5.00%, 03/15/2037 (Callable 10/14/2025)		155,000	155,135
5.25%, 03/15/2039 (Callable 09/15/2028)		3,750,000	3,935,169
5.00%, 03/15/2040 (Callable 09/15/2028)		3,000,000	3,099,175
5.00%, 03/15/2043 (Callable 03/15/2029)		2,450,000	2,515,708
New York State Environmental Facilities Corp.
5.50%, 10/15/2029		300,000	333,520
5.50%, 10/15/2030		390,000	443,398
New York State Housing Finance Agency, 3.60%, 11/01/2062 (Callable 10/22/2025) (a)		2,920,000	2,920,507
North Colonie Central School District, 2.00%, 07/15/2032 (Callable 07/15/2029)		1,115,000	1,002,774
State of New York Mortgage Agency Homeowner Mortgage Revenue, 4.00%, 10/01/2049 (Callable 04/01/2028)		1,645,000	1,653,016
Utility Debt Securitization Authority, 5.00%, 12/15/2038 (Callable 12/15/2027)		1,500,000	1,549,431
			25,970,307

North Carolina - 3.6%
Asheville Housing Authority, 5.00%, 11/01/2026 (Callable 11/01/2025) (a)		675,000	676,146
County of Forsyth NC, 3.00%, 03/01/2033 (Callable 03/01/2031)		600,000	596,632
County of New Hanover NC, 5.00%, 10/01/2027		200,000	210,380
County of Wake NC, 5.13%, 10/01/2026		550,000	555,328
Inlivian
2.55%, 05/01/2037		4,604,770	3,941,311
5.00%, 06/01/2043 (Callable 12/01/2025) (a)		2,000,000	2,006,002
North Carolina Housing Finance Agency
4.00%, 03/01/2028 (a)		6,450,000	6,542,570
4.35%, 01/01/2034 (Callable 07/01/2031)		560,000	576,422
4.00%, 07/01/2050 (Callable 07/01/2029)		780,000	786,722
5.75%, 01/01/2054 (Callable 07/01/2032)		3,605,000	3,854,855
3.20%, 07/01/2056 (Callable 11/15/2025) (a)		2,000,000	2,000,059
Raleigh Housing Authority
5.00%, 10/01/2026 (a)		5,500,000	5,500,000
5.00%, 12/01/2026 (a)		7,850,000	7,873,691
Town of Morehead City NC, 4.05%, 01/01/2028 (a)		3,500,000	3,544,928
			38,665,046

North Dakota - 0.7%
Cass County Joint Water Resource District, 3.45%, 04/01/2027 (Callable 01/01/2026)		3,160,000	3,162,007
North Dakota Housing Finance Agency
3.55%, 07/01/2033 (Callable 01/01/2028)		1,140,000	1,143,395
3.45%, 07/01/2037 (Callable 07/01/2026)		900,000	857,853
4.30%, 07/01/2039 (Callable 07/01/2033)		1,000,000	1,014,592
3.50%, 07/01/2046 (Callable 01/01/2026)		335,000	334,566
4.00%, 01/01/2050 (Callable 07/01/2028)		615,000	623,092
			7,135,505

Ohio - 3.9%
City of Wyoming OH, 3.88%, 10/15/2025		2,000,000	2,000,633
County of Van Wert OH, 6.13%, 12/01/2049 (Callable 12/01/2029)		24,429,000	27,251,153
EHOVE Joint Vocational School District
5.50%, 12/01/2043 (Callable 06/01/2032)		740,000	791,583
5.50%, 12/01/2044 (Callable 06/01/2032)		400,000	425,525
5.50%, 12/01/2045 (Callable 06/01/2032)		275,000	291,957
FHLMC Multifamily VRD Certificates, 2.55%, 06/15/2035		3,420,000	3,040,596
North Ridgeville City School District, 5.00%, 12/01/2043 (Callable 06/01/2029)		1,025,000	1,055,792
Ohio Housing Finance Agency
5.50%, 03/01/2030		100,000	111,153
5.50%, 09/01/2030		125,000	140,346
5.50%, 03/01/2031		100,000	112,735
5.50%, 09/01/2031		125,000	142,062
5.50%, 03/01/2032		125,000	142,267
5.50%, 09/01/2032		100,000	114,366
5.50%, 03/01/2033		100,000	114,478
5.50%, 09/01/2033		100,000	114,850
3.95%, 09/01/2043 (Callable 09/01/2027)		165,000	159,019
3.50%, 09/01/2046 (Callable 03/01/2026)		240,000	239,711
Ohio Water Development Authority, 5.00%, 12/01/2038 (Callable 12/01/2029)		2,100,000	2,218,820
State of Ohio, 2.75%, 01/01/2052 (a)		2,795,000	2,782,160
University of Akron, 5.00%, 01/01/2033 (Callable 07/01/2026)		335,000	338,174
			41,587,380

Oregon - 0.7%
Oregon Coast Community College District
5.00%, 06/15/2038 (Callable 06/15/2034)		175,000	195,881
5.00%, 06/15/2039 (Callable 06/15/2034)		400,000	444,370
5.00%, 06/15/2040 (Callable 06/15/2034)		365,000	400,857
5.00%, 06/15/2041 (Callable 06/15/2034)		350,000	380,641
5.00%, 06/15/2043 (Callable 06/15/2034)		400,000	428,071
Portland Community College District, 5.00%, 06/15/2038 (Callable 06/15/2033)		1,000,000	1,101,624
State of Oregon
5.00%, 08/01/2042 (Callable 08/01/2027)		1,800,000	1,818,409
4.00%, 12/01/2045 (Callable 11/01/2025)		75,000	75,027
4.00%, 12/01/2048 (Callable 12/01/2026)		440,000	440,841
State of Oregon Housing & Community Services Department
3.55%, 07/01/2033 (Callable 07/01/2027)		1,005,000	1,007,339
2.90%, 07/01/2043 (Callable 07/01/2027)		1,000,000	762,602
3.75%, 07/01/2048 (Callable 01/01/2027)		1,020,000	921,973
			7,977,635

Pennsylvania - 1.4%
Commonwealth Financing Authority, 4.00%, 06/01/2039 (Callable 06/01/2028)		1,525,000	1,496,595
Delaware County Vocational & Technical School Authority, 4.00%, 11/01/2054 (Callable 11/01/2032)		5,000,000	4,560,796
Mckeesport Area School District, 0.00%, 10/01/2025 (d)		110,000	110,000
Pennsylvania Housing Finance Agency
3.50%, 10/01/2046 (Callable 10/01/2025)		195,000	195,000
3.50%, 04/01/2051 (Callable 10/01/2029)		1,250,000	1,248,415
5.50%, 10/01/2053		1,840,000	1,950,823
5.75%, 10/01/2053 (Callable 10/01/2032)		1,105,000	1,173,030
Philadelphia Authority for Industrial Development, 5.25%, 12/01/2047 (Callable 12/01/2026) (b)		2,000,000	2,056,697
Pittsburgh Water & Sewer Authority
0.00%, 09/01/2026 (d)		890,000	868,447
0.00%, 09/01/2027 (d)		1,110,000	1,055,451
0.00%, 09/01/2028 (d)		370,000	342,719
			15,057,973

Puerto Rico - 1.6%
Puerto Rico Public Finance Corp.
6.00%, 08/01/2026		8,560,000	8,783,697
5.50%, 08/01/2027		8,090,000	8,500,358
			17,284,055

Rhode Island - 0.5%
Rhode Island Health and Educational Building Corp.
5.25%, 05/15/2040 (Callable 05/15/2034)		1,000,000	1,090,278
5.25%, 05/15/2041 (Callable 05/15/2034)		1,455,000	1,571,369
5.25%, 05/15/2042 (Callable 05/15/2034)		2,000,000	2,142,182
Rhode Island Housing & Mortgage Finance Corp., 3.50%, 10/01/2050 (Callable 10/01/2029)		695,000	694,421
			5,498,250

South Carolina - 2.9%
City of Columbia SC Waterworks & Sewer System Revenue, 5.00%, 02/01/2049 (Callable 02/01/2029)		5,680,000	6,162,327
South Carolina Jobs-Economic Development Authority
5.00%, 08/15/2036 (Callable 08/15/2026) (b)(c)		7,500,000	7,620,790
5.00%, 08/15/2041 (Callable 08/15/2026) (b)(c)		4,165,000	4,232,078
Tobacco Settlement Revenue Management Authority, 6.38%, 05/15/2030		10,970,000	12,569,358
			30,584,553

South Dakota - 0.5%
County of Clay SD, 5.00%, 12/01/2038 (Callable 12/01/2031)		1,000,000	1,078,924
Mc Cook Central School District 43-7, 3.00%, 08/01/2029 (Callable 11/01/2025)		520,000	519,065
South Dakota Housing Development Authority, 6.25%, 05/01/2056		3,000,000	3,428,040
			5,026,029

Tennessee - 1.8%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
5.00%, 12/01/2026 (Callable 12/01/2025) (a)		1,000,000	1,003,069
4.88%, 11/01/2028		1,190,000	1,231,685
3.85%, 02/01/2048 (a)		1,000,000	1,001,848
Metropolitan Government of Nashville & Davidson County TN, 3.00%, 01/01/2034 (Callable 01/01/2031)		1,625,000	1,592,167
Tennessee Housing Development Agency
1.75%, 07/01/2028		350,000	334,073
1.95%, 07/01/2030 (Callable 07/01/2029)		550,000	511,889
3.85%, 01/01/2035 (Callable 10/22/2025)		230,000	230,026
3.90%, 07/01/2042 (Callable 07/01/2027)		350,000	330,979
4.00%, 01/01/2043 (Callable 07/01/2027)		280,000	280,788
3.85%, 07/01/2043 (Callable 07/01/2027)		1,810,000	1,675,980
5.20%, 07/01/2043 (Callable 07/01/2032)		7,000,000	7,255,130
3.65%, 07/01/2047 (Callable 01/01/2027)		705,000	622,981
4.05%, 01/01/2049 (Callable 01/01/2028)		1,645,000	1,479,822
3.00%, 01/01/2051 (Callable 01/01/2030)		755,000	747,568
Tennessee State School Bond Authority, 5.00%, 11/01/2047 (Callable 11/01/2027)		500,000	504,783
			18,802,788

Texas - 27.0%(f)
Aldine Independent School District, 5.00%, 02/15/2040 (Callable 02/15/2034)		240,000	259,463
Anna Independent School District, 5.00%, 08/15/2035 (Callable 08/15/2026)		910,000	922,076
Arlington Higher Education Finance Corp.
4.00%, 08/15/2028 (Callable 08/15/2026)		850,000	858,376
3.00%, 08/15/2032 (Callable 08/15/2031)		835,000	826,525
3.00%, 08/15/2033 (Callable 08/15/2031)		1,070,000	1,041,776
4.00%, 08/15/2033 (Callable 08/15/2026)		475,000	477,925
5.00%, 08/15/2033 (Callable 08/15/2030)		1,770,000	1,882,941
5.00%, 08/15/2033		150,000	170,586
4.00%, 08/15/2034 (Callable 08/15/2026)		195,000	196,981
4.00%, 08/15/2035 (Callable 08/15/2026)		480,000	484,876
4.00%, 12/01/2035 (Callable 06/01/2027)		450,000	452,161
4.00%, 08/15/2036 (Callable 08/15/2030)		510,000	518,360
4.00%, 08/15/2036 (Callable 08/15/2031)		1,000,000	1,018,892
5.00%, 08/15/2036 (Callable 08/15/2035)		500,000	551,570
5.00%, 08/15/2036 (Callable 08/15/2034)		175,000	195,939
5.00%, 08/15/2037 (Callable 08/15/2035)		500,000	548,002
5.00%, 08/15/2037 (Callable 08/15/2032)		1,610,000	1,743,756
4.00%, 08/15/2038 (Callable 08/15/2030)		550,000	552,823
4.00%, 08/15/2039 (Callable 11/01/2025)		495,000	488,176
5.00%, 08/15/2039 (Callable 08/15/2034)		105,000	114,871
3.00%, 08/15/2040 (Callable 08/15/2031)		290,000	239,789
3.00%, 08/15/2041 (Callable 08/15/2031)		300,000	242,564
3.00%, 08/15/2042 (Callable 08/15/2031)		265,000	209,451
3.00%, 08/15/2044 (Callable 08/15/2031)		245,000	185,146
4.00%, 08/15/2044 (Callable 08/15/2034)		360,000	339,868
Baird Independent School District, 5.00%, 08/15/2043 (Callable 08/15/2032)		1,760,000	1,847,334
Balmorhea Independent School District, 5.00%, 02/15/2034 (Callable 02/15/2031)		335,000	367,420
Barbers Hill Independent School District
5.00%, 02/15/2043 (Callable 08/15/2034)		1,000,000	1,057,926
5.00%, 02/15/2044 (Callable 08/15/2034)		750,000	789,339
Boerne Independent School District, 3.85%, 12/01/2043 (a)		970,000	991,661
Brazoria County Toll Road Authority
4.00%, 03/01/2039 (Callable 03/01/2030)		200,000	200,246
4.00%, 03/01/2041 (Callable 03/01/2030)		65,000	62,769
4.00%, 03/01/2042 (Callable 03/01/2030)		750,000	706,939
Cedar Hill Independent School District
5.00%, 02/15/2040 (Callable 02/15/2034)		1,475,000	1,589,147
5.00%, 02/15/2041 (Callable 02/15/2034)		2,500,000	2,671,064
5.00%, 02/15/2042 (Callable 02/15/2034)		3,500,000	3,711,316
City of Houston TX
5.50%, 12/01/2029		16,050,000	17,174,007
5.75%, 12/01/2032		24,965,000	29,940,265
City of Houston TX Combined Utility System Revenue
0.00%, 12/01/2026 (d)		1,050,000	1,016,132
0.00%, 12/01/2027 (d)		265,000	249,562
0.00%, 12/01/2028 (d)		4,620,000	4,231,234
City of San Antonio TX, 4.00%, 02/01/2029 (Callable 11/01/2025)		2,205,000	2,206,946
City of Sugar Land TX
4.00%, 02/15/2039 (Callable 02/15/2033)		515,000	523,686
4.00%, 02/15/2040 (Callable 02/15/2033)		515,000	518,585
Clifton Higher Education Finance Corp.
5.00%, 08/15/2029		295,000	317,940
4.00%, 08/15/2031 (Callable 08/15/2026)		170,000	170,877
4.00%, 08/15/2033 (Callable 08/15/2026)		1,200,000	1,204,613
4.00%, 08/15/2034 (Callable 08/15/2032)		160,000	166,780
5.00%, 08/15/2037 (Callable 08/15/2028)		1,260,000	1,296,127
4.00%, 08/15/2040 (Callable 08/15/2031)		390,000	377,442
4.00%, 08/15/2041 (Callable 08/15/2031)		805,000	775,106
4.00%, 08/15/2043 (Callable 08/15/2028)		250,000	234,937
4.00%, 02/15/2055 (a)		3,500,000	3,642,333
Corpus Christi Independent School District, 5.00%, 08/15/2039 (Callable 08/15/2033)		250,000	271,278
County of Bexar TX
5.00%, 06/15/2036 (Callable 06/15/2026)		2,145,000	2,180,725
5.00%, 06/15/2040 (Callable 06/15/2031)		1,525,000	1,623,150
County of Brazoria TX, 3.00%, 03/01/2037 (Callable 03/01/2030)		270,000	248,968
County of Johnson TX
5.00%, 02/15/2037 (Callable 02/15/2035)		420,000	465,206
5.00%, 02/15/2038 (Callable 02/15/2035)		550,000	603,015
Crandall Independent School District, 5.00%, 08/15/2036 (Callable 02/15/2026)		1,005,000	1,010,166
Crockett County Consolidated Common School District No 1
5.00%, 08/15/2034 (Callable 08/15/2029)		220,000	235,652
5.00%, 08/15/2035 (Callable 08/15/2028)		200,000	209,931
Dalhart Independent School District, 5.00%, 02/15/2040 (Callable 02/15/2032)		1,170,000	1,245,564
Dallas Independent School District, 4.00%, 02/15/2054 (Callable 02/15/2033)		4,500,000	4,084,426
Decatur Hospital Authority
4.00%, 09/01/2029		400,000	409,243
5.75%, 09/01/2029		240,000	255,605
4.00%, 09/01/2034 (Callable 09/01/2031)		2,441,000	2,545,397
Denton Independent School District, 4.00%, 08/15/2055 (a)		2,000,000	2,105,807
Eagle Mountain & Saginaw Independent School District, 4.00%, 08/15/2045 (Callable 11/01/2025)		675,000	622,680
Eula Independent School District/TX, 4.13%, 02/15/2048 (Callable 02/15/2032)		1,610,000	1,530,340
Flour Bluff Independent School District, 5.00%, 08/15/2038 (Callable 02/15/2035)		1,675,000	1,843,094
Fort Bend Independent School District, 4.00%, 08/01/2054 (a)		4,500,000	4,605,065
Freddie Mac Multifamily ML Certificates, 4.00%, 01/25/2040 (a)		2,932,905	2,879,752
Garland Independent School District, 5.00%, 02/15/2039 (Callable 02/15/2033)		490,000	530,136
Generation Park Management District, 4.00%, 09/01/2034 (Callable 09/01/2030)		560,000	572,932
Grand Parkway Transportation Corp.
5.00%, 10/01/2043 (Callable 04/01/2028)		4,500,000	4,596,299
5.80%, 10/01/2045 (Callable 10/01/2028)		300,000	316,953
5.80%, 10/01/2046 (Callable 10/01/2028)		1,000,000	1,054,984
5.85%, 10/01/2048 (Callable 10/01/2028)		800,000	843,548
Harris County Health Facilities Development Corp.
5.75%, 07/01/2027		6,115,000	6,305,812
6.25%, 07/01/2027		3,425,000	3,557,009
Harris County Water Control & Improvement District No 164, 6.63%, 09/01/2032 (Callable 09/01/2031)		45,000	52,738
Harris County-Houston Sports Authority
0.00%, 11/15/2030 (d)		2,150,000	1,851,942
0.00%, 11/15/2041 (Callable 11/15/2031) (d)		455,000	203,531
Houston Higher Education Finance Corp.
5.00%, 02/15/2026 (Callable 11/01/2025)		1,030,000	1,031,647
5.00%, 02/15/2034 (Callable 11/01/2025)		1,795,000	1,797,383
Killeen Independent School District, 4.00%, 02/15/2042 (Callable 02/15/2028)		690,000	675,958
La Porte Independent School District/TX, 5.00%, 02/15/2038 (Callable 08/15/2033)		1,630,000	1,789,586
La Pryor Independent School District, 5.00%, 02/15/2032		75,000	84,495
Leander Independent School District, 0.00%, 08/16/2044 (Callable 08/16/2026) (d)		14,815,000	7,010,457
Lower Colorado River Authority, 4.75%, 01/01/2028		65,000	66,567
Melissa Independent School District, 5.00%, 08/01/2036 (Callable 08/01/2026)		1,020,000	1,031,756
Midland County Fresh Water Supply District No 1
0.00%, 09/15/2033 (Callable 09/15/2027) (d)		3,475,000	2,483,074
0.00%, 09/15/2034 (Callable 09/15/2027) (d)		1,295,000	877,065
0.00%, 09/15/2035 (Callable 09/15/2027) (d)		2,790,000	1,788,549
0.00%, 09/15/2036 (Callable 09/15/2027) (d)		1,580,000	959,370
0.00%, 09/15/2037 (Callable 09/15/2027) (d)		110,000	63,239
Moulton Independent School District, 4.00%, 08/15/2036 (Callable 08/15/2027)		285,000	286,528
New Hope Cultural Education Facilities Finance Corp.
5.00%, 04/01/2030 (Callable 04/01/2027)		1,150,000	1,193,314
5.00%, 04/01/2031 (Callable 04/01/2027)		1,180,000	1,224,444
5.00%, 04/01/2042 (Callable 04/01/2027)		7,755,000	8,047,087
New Hope Higher Education Finance Corp., 4.00%, 06/15/2028		100,000	102,356
North Texas Tollway Authority
0.00%, 01/01/2036 (d)		1,525,000	1,045,484
0.00%, 01/01/2037 (d)		4,600,000	2,995,196
0.00%, 09/01/2037 (Callable 09/01/2031) (d)		11,685,000	6,258,162
0.00%, 09/01/2043 (Callable 09/01/2031) (d)		35,405,000	12,085,348
7.00%, 09/01/2043 (Callable 09/01/2031)		8,445,000	10,222,759
6.75%, 09/01/2045 (Callable 09/01/2031)		18,060,000	21,946,140
Northside Independent School District, 2.00%, 06/01/2052 (a)		2,470,000	2,435,981
Onalaska Independent School District, 4.00%, 08/15/2030 (Callable 11/01/2025)		340,000	340,201
Pecos Barstow Toyah Independent School District
5.00%, 02/15/2041 (Callable 02/15/2026)		2,000,000	2,004,582
5.00%, 02/15/2042 (Callable 02/15/2026)		3,000,000	3,025,596
Plains Independent School District
5.00%, 08/15/2033 (Callable 08/15/2030)		490,000	530,390
5.00%, 08/15/2035 (Callable 08/15/2030)		285,000	303,861
Plemons-Stinnett-Phillips Consolidated School District
5.00%, 02/15/2028 (Callable 02/15/2027)		670,000	691,013
5.00%, 02/15/2029 (Callable 02/15/2027)		810,000	834,628
Port Aransas Independent School District
5.00%, 02/15/2041 (Callable 08/15/2027)		575,000	583,912
5.00%, 02/15/2043 (Callable 11/01/2025)		625,000	625,344
PSC/TX, 3.75%, 12/01/2040		4,605,000	4,601,730
Rockwall Independent School District, 5.00%, 02/15/2038 (Callable 11/05/2025)		745,000	746,518
San Angelo Independent School District, 5.00%, 02/15/2038 (Callable 02/15/2035)		5,600,000	6,250,758
Socorro Independent School District, 4.00%, 08/15/2034 (Callable 02/15/2027)		1,500,000	1,510,963
State of Texas, 5.00%, 04/01/2041 (Callable 04/01/2026)		2,000,000	2,003,753
Tarrant County Hospital District, 5.25%, 08/15/2038 (Callable 08/15/2032)		1,320,000	1,443,251
Texarkana Independent School District, 4.00%, 02/15/2053 (a)		1,800,000	1,816,711
Texas Department of Housing & Community Affairs
2.15%, 09/01/2035 (Callable 03/01/2029)		545,000	456,068
3.90%, 07/01/2044 (Callable 07/01/2028)		3,000,000	2,712,009
3.63%, 09/01/2044 (Callable 09/01/2028)		1,570,000	1,394,823
Texas State Affordable Housing Corp.
4.25%, 03/01/2049 (Callable 03/01/2029)		150,000	151,200
5.50%, 09/01/2053 (Callable 03/01/2033)		1,665,000	1,761,921
Texas Water Development Board
4.00%, 10/15/2036 (Callable 10/15/2028)		3,940,000	3,982,856
5.00%, 10/15/2042 (Callable 10/15/2027)		2,000,000	2,034,591
4.88%, 10/15/2048 (Callable 10/15/2033)		2,000,000	2,065,170
Town of Westlake TX, 4.00%, 02/15/2030 (Callable 11/01/2025)		335,000	335,201
Venus Independent School District
5.00%, 08/15/2035		325,000	371,923
5.00%, 08/15/2036 (Callable 08/15/2035)		330,000	370,702
5.25%, 08/15/2037 (Callable 08/15/2035)		470,000	537,176
5.25%, 08/15/2038 (Callable 08/15/2035)		370,000	418,645
Veribest Independent School District, 5.00%, 08/15/2039 (Callable 08/15/2032)		645,000	695,930
Viridian Municipal Management District
5.00%, 12/01/2034 (Callable 12/01/2029)		930,000	982,216
5.00%, 12/01/2036 (Callable 12/01/2029)		1,050,000	1,097,699
5.00%, 12/01/2037 (Callable 12/01/2029)		550,000	572,302
5.00%, 12/01/2039 (Callable 12/01/2029)		1,000,000	1,033,020
Whitehouse Independent School District, 5.00%, 02/15/2037 (Callable 02/15/2027)		1,200,000	1,225,041
Willis Independent School District, 5.00%, 02/15/2039 (Callable 02/15/2035)		1,410,000	1,549,453
Wink-Loving Independent School District
5.00%, 02/15/2034 (Callable 08/15/2026)		4,000,000	4,077,969
5.00%, 02/15/2035 (Callable 08/15/2026)		4,500,000	4,583,151
			288,649,796

Utah - 1.1%
County of Utah UT, 5.00%, 05/15/2060 (Callable 02/01/2026) (a)		2,875,000	2,928,380
Davis School District, 3.50%, 06/01/2034 (Callable 11/01/2025)		2,000,000	2,000,135
Salt Lake County Municipal Building Authority, 5.00%, 01/15/2041 (Callable 01/15/2028)		375,000	383,716
Utah Charter School Finance Authority, 5.00%, 04/15/2037 (Callable 04/15/2026)		500,000	502,584
Utah Housing Corp.
4.00%, 01/01/2045 (Callable 01/01/2026)		2,040,000	2,041,269
6.00%, 07/01/2053 (Callable 01/01/2032)		2,335,000	2,517,570
6.00%, 07/01/2054 (Callable 01/01/2033)		340,000	375,711
Utah Telecommunication Open Infrastructure Agency, 5.50%, 06/01/2040 (Callable 06/01/2032)		500,000	552,221
			11,301,586

Vermont - 0.3%
Vermont Housing Finance Agency
3.60%, 11/01/2036 (Callable 11/01/2025)		1,255,000	1,246,862
4.00%, 05/01/2048 (Callable 11/01/2026)		50,000	50,009
4.00%, 11/01/2048 (Callable 05/01/2027)		125,000	125,285
Vermont Municipal Bond Bank, 5.00%, 12/01/2034 (Callable 12/01/2026)		1,625,000	1,652,002
			3,074,158

Virginia - 2.0%
Chesapeake Redevelopment & Housing Authority, 5.00%, 05/01/2043 (Callable 05/01/2026) (a)		2,415,000	2,443,119
Danville Industrial Development Authority, 5.25%, 10/01/2028		140,000	144,873
Hampton Roads Transportation Accountability Commission, 5.50%, 07/01/2057 (Callable 01/01/2028)		15,000,000	16,049,695
Virginia Resources Authority
0.00%, 11/01/2027 (d)		520,000	492,359
4.00%, 11/01/2032 (Callable 11/01/2026)		1,500,000	1,518,651
5.00%, 11/01/2045 (Callable 11/01/2025)		1,000,000	1,000,071
			21,648,768

Washington - 2.2%
Central Puget Sound Regional Transit Authority, 5.00%, 11/01/2032 (Callable 11/01/2025)		2,725,000	2,730,591
Clark County School District No 114 Evergreen, 5.25%, 12/01/2040 (Callable 06/01/2032)		9,400,000	10,215,015
County of King WA, 5.00%, 12/01/2042 (Callable 12/01/2034)		385,000	415,732
King County Housing Authority
3.25%, 05/01/2033 (Callable 05/01/2028)		1,500,000	1,493,988
4.00%, 11/01/2034 (Callable 11/01/2029)		1,520,000	1,542,167
4.00%, 11/01/2036 (Callable 11/01/2029)		3,250,000	3,278,735
Orchard Prairie School District No 123
5.50%, 12/01/2045 (Callable 06/01/2035)		720,000	780,045
5.50%, 12/01/2050 (Callable 06/01/2035)		325,000	348,532
State of Washington, 4.00%, 07/01/2039 (Callable 07/01/2031)		940,000	944,448
Washington Health Care Facilities Authority
5.00%, 09/01/2031 (Callable 09/01/2030)		175,000	191,924
5.00%, 09/01/2032 (Callable 09/01/2030)		465,000	507,154
Washington State Housing Finance Commission
2.65%, 12/01/2040 (Callable 06/01/2029)		1,800,000	1,412,264
4.00%, 06/01/2049 (Callable 06/01/2028)		225,000	226,414
			24,087,009

Wisconsin - 4.5%
Baraboo School District, 3.00%, 04/01/2033 (Callable 04/01/2026)		650,000	640,883
Big Foot Union High School District, 3.00%, 03/01/2032 (Callable 03/01/2027)		430,000	432,276
City of Fitchburg WI, 4.00%, 12/01/2042 (Callable 12/01/2032)		1,365,000	1,321,588
County of Kenosha WI, 3.50%, 09/01/2028 (Callable 11/01/2025)		820,000	820,477
D C Everest Area School District/WI, 3.63%, 04/01/2038 (Callable 04/01/2027)		3,900,000	3,963,749
Greendale School District, 5.00%, 03/01/2032 (Callable 03/01/2027)		110,000	113,540
Southeast Wisconsin Professional Baseball Park District
5.50%, 12/15/2026		1,120,000	1,140,277
0.00%, 12/15/2027 (d)		1,185,000	1,118,411
0.00%, 12/15/2028 (d)		1,000,000	919,214
0.00%, 12/15/2029 (d)		1,145,000	1,020,491
St Croix Falls School District, 2.00%, 04/01/2040 (Callable 04/01/2028)		660,000	646,544
State of Wisconsin
5.00%, 05/01/2032 (Callable 05/01/2026)		1,000,000	1,013,977
5.00%, 05/01/2038 (Callable 05/01/2028)		1,000,000	1,039,931
5.00%, 05/01/2043 (Callable 05/01/2034)		2,840,000	3,041,281
Village of Mount Pleasant WI
5.00%, 04/01/2036 (Callable 04/01/2028)		275,000	287,798
4.00%, 04/01/2037 (Callable 04/01/2028)		2,400,000	2,423,313
5.00%, 04/01/2048 (Callable 04/01/2028)		1,500,000	1,520,829
Waterford Union High School District, 3.00%, 03/01/2039 (Callable 03/01/2029)		665,000	676,540
West De Pere School District, 2.50%, 04/01/2040 (Callable 04/01/2030)		2,500,000	2,476,519
Wisconsin Center District
4.00%, 12/15/2029 (Callable 06/15/2026)		1,480,000	1,497,197
0.00%, 12/15/2034 (Callable 12/15/2030) (d)		1,810,000	1,301,821
0.00%, 12/15/2038 (Callable 12/15/2030) (d)		1,000,000	576,789
0.00%, 12/15/2060 (Callable 12/15/2030) (d)		32,275,000	8,416,500
Wisconsin Health & Educational Facilities Authority
5.00%, 08/15/2029 (Callable 08/15/2027)		70,000	72,921
5.00%, 04/01/2033 (Callable 04/01/2027)		900,000	925,027
5.00%, 04/01/2035 (Callable 04/01/2027)		180,000	184,331
4.00%, 04/01/2039 (Callable 04/01/2027)		2,500,000	2,418,727
5.00%, 07/01/2042 (Callable 07/01/2027)		2,000,000	2,010,120
4.00%, 11/15/2046 (Callable 05/15/2026)		3,175,000	3,200,871
Wisconsin Housing & Economic Development Authority Home Ownership Revenue
3.50%, 09/01/2046 (Callable 11/01/2025)		135,000	134,828
4.00%, 03/01/2048 (Callable 03/01/2027)		530,000	531,551
4.25%, 03/01/2049 (Callable 09/01/2028)		640,000	649,365
6.00%, 03/01/2054 (Callable 09/01/2032)		1,460,000	1,605,793
Wisconsin Housing & Economic Development Authority Housing Revenue, 4.63%, 11/01/2043 (Callable 05/01/2032)		435,000	438,215
			48,581,694

Wyoming - 0.1%
Wyoming Community Development Authority, 4.00%, 12/01/2048 (Callable 06/01/2028)		835,000	839,515
TOTAL MUNICIPAL BONDS (Cost $1,039,829,850)			1,036,558,151

U.S. TREASURY SECURITIES - 1.4%		Par	Value
United States Treasury Note/Bond, 3.75%, 08/15/2027		15,000,000	15,031,055
TOTAL U.S. TREASURY SECURITIES (Cost $14,928,516)			15,031,055

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.2%		Shares	Value
Federated Institutional Tax-Free Cash Trust - Class Premier, 2.93%(g)		12,975,032	12,975,032
TOTAL MONEY MARKET FUNDS (Cost $12,975,032)			12,975,032

TOTAL INVESTMENTS - 99.4% (Cost $1,067,733,398)			1,064,564,238
Other Assets in Excess of Liabilities - 0.6%			6,229,483
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$1,070,793,721
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

FHLMC - Federal Home Loan Mortgage Corporation

(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of September 30, 2025.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $15,211,087 or 1.4% of the Fund’s net assets.

(c)	Step coupon bond. The rate disclosed is as of September 30, 2025.
(d)	Zero coupon bonds make no periodic interest payments.
(e)	Represents less than 0.05% of net assets.
(f)	To the extent that the Fund invests more heavily in a particular state, its performance will be especially sensitive to developments that significantly affect that state.
(g)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Baird Quality Intermediate Municipal Bond Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$–	$1,036,558,151	$–	$1,036,558,151
U.S. Treasury Securities	–	15,031,055	–	15,031,055
Money Market Funds	12,975,032	–	–	12,975,032
Total Investments	$12,975,032	$1,051,589,206	$–	$1,064,564,238

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s core financial statements.